Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 05, 2019	Jun. 29, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	INDEPENDENT BANK CORP /MI/
Entity Central Index Key	0000039311
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Public Float			$ 600,264,131
Entity Common Stock, Shares Outstanding		23,616,379
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY